Capital, Reserves and Dividends (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share Capital	Ordinary shares, issued and fully paid:

			Equivalent
	Number	HK$	RMB
	of shares	Million	Million
As of January 1 and December 31, 2017 and 2018	20,475,482,897	382,263	402,130

Summary of Dividends
(b)	Dividends

(i)	Dividends attributable to the year:

	2018 Million	2017 Million	2016 Million
Ordinary interim dividend declared and paid of HK$1.826 (equivalent to approximately RMB1.540) (2017: HK$1.623 (equivalent to approximately RMB1.409); 2016: HK$1.489 (equivalent to approximately RMB1.273)) per share	32,870	28,211	26,227

Special dividend declared and paid of HK$3.200 (equivalent to approximately RMB2.777) per share in 2017	—	55,621	—

Ordinary final dividend proposed after the balance sheet date of HK$1.391 (equivalent to approximately RMB1.219) (2017: HK$1.582 (equivalent to approximately RMB1.322); 2016: HK$1.243 (equivalent to approximately RMB1.112)) per share	24,955	27,077	22,766

	57,825	110,909	48,993

The proposed ordinary final dividend, which is declared in Hong Kong dollar is translated into RMB with reference to the rate HK$1 = RMB0.8762, being the rate announced by the State Administration of Foreign Exchange in the PRC on December 28, 2018. As the ordinary final dividend was declared after the balance sheet date, such dividend is not recognized as liability as of December 31, 2018.

In accordance with the 2009 Notice and the PRC enterprise income tax law, the Company is required to withhold enterprise income tax equal to 10% of any dividend, when it is distributed to non-resident enterprise shareholders whose names appeared on the Company’s register of members, as of the record date for such dividend, and who were not individuals.

(ii)	Dividends attributable to the previous financial year, approved and paid during the year:

	2018	2017	2016
	Million	Million	Million
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.582 (equivalent to approximately RMB1.322) (2017: HK$1.243 (equivalent to approximately RMB1.112); 2016: HK$1.196 (equivalent to approximately RMB1.002)) per share	27,060	22,204	20,764